UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund: BlackRock Enhanced Global Dividend Trust (Formerly BlackRock Global Opportunities

            Equity Trust) (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

            Global Dividend Trust (Formerly Blackrock Global Opportunities Equity Trust), 55 East 52nd Street,

            New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.9%
Amcor Ltd. (a)	597,893	$7,151,014
Ansell Ltd. (a)	567,983	9,953,205
Ensogo, Ltd. (a)(b)(c)	418,198	—
Sonic Healthcare Ltd. (a)	735,839	12,091,910

		29,196,129
Belgium — 2.2%
Anheuser-Busch InBev SA (a)	93,835	11,216,775
bpost SA (a)	368,579	10,961,873

		22,178,648
Canada — 5.6%
Rogers Communications, Inc., Class B (a)	549,686	28,344,458
TELUS Corp. (a)	756,418	27,207,405

		55,551,863
China — 1.0%
ANTA Sports Products Ltd. (a)	2,405,000	10,113,709
Denmark — 1.2%
Novo Nordisk A/S, Class B (a)	254,434	12,232,863
Finland — 2.0%
Kone OYJ, Class B (a)	376,923	19,980,419
France — 3.3%
Sanofi (a)	324,066	32,259,678
Germany — 2.7%
Deutsche Post AG, Registered Shares (a)	596,618	26,593,819
Hong Kong — 1.2%
Sands China Ltd. (a)	2,282,000	11,935,087
Japan — 2.4%
Japan Tobacco, Inc. (a)	713,300	23,375,512
Netherlands — 1.2%
Heineken NV (a)	120,022	11,876,474
Sweden — 1.4%
Svenska Handelsbanken AB, Class A (a)	937,035	14,157,006
Switzerland — 10.3%
Givaudan SA, Registered Shares (a)	7,300	15,892,003
Nestle SA, Registered Shares (a)	302,545	25,396,003
Novartis AG, Registered Shares (a)	358,963	30,790,030
Roche Holding AG (a)	70,063	17,909,514
SGS SA, Registered Shares (a)	5,070	12,174,462

		102,162,012
Taiwan — 2.6%
Far EasTone Telecommunications Co. Ltd. (a)	3,304,000	7,860,743

Common Stocks	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,493,000	$17,856,003

		25,716,746
United Kingdom — 16.2%
AstraZeneca PLC (a)	374,819	24,925,993
British American Tobacco PLC (a)	638,859	39,994,941
Diageo PLC (a)	461,355	15,171,890
GlaxoSmithKline PLC (a)	872,498	17,441,766
Imperial Brands PLC (a)	818,036	34,914,406
Lloyds Banking Group PLC (a)	9,630,811	8,752,065
Unilever PLC (a)	350,723	20,299,608

		161,500,669
United States — 42.1%
3M Co. (a)(d)	88,255	18,524,724
AbbVie, Inc. (a)	208,912	18,563,920
Altria Group, Inc. (a)	637,734	40,445,090
Cisco Systems, Inc. (a)	829,702	27,902,878
Citizens Financial Group, Inc. (a)	297,440	11,264,053
Coca-Cola Co. (a)	525,688	23,661,217
Genuine Parts Co. (a)	287,055	27,456,811
H&R Block, Inc. (a)	682,719	18,078,399
International Paper Co. (a)	430,158	24,441,577
Johnson & Johnson (a)	265,397	34,504,264
M&T Bank Corp. (a)	96,920	15,607,997
Microsoft Corp. (a)(d)	249,977	18,620,787
PepsiCo, Inc. (a)	149,949	16,708,817
Pfizer, Inc. (a)(d)	277,058	9,890,971
Philip Morris International, Inc. (a)	256,801	28,507,479
Procter & Gamble Co. (a)	198,745	18,081,820
Strategic Growth Bancorp, (Acquired 3/10/14, cost $5,461,692) (b)(c)(e)	120,312	3,955,884
U.S. Bancorp (a)	282,060	15,115,595
United Parcel Service, Inc., Class B (a)	103,122	12,383,921
United Technologies Corp. (a)	168,496	19,559,016
Wells Fargo & Co. (a)	282,799	15,596,365

		418,871,585
Total Common Stocks — 98.3%		977,702,219

Preferred Stocks
India — 0.1%
Jasper Infotech Private Ltd., Series F, (Acquired 5/7/14, cost $1,888,464), 0.00% (b)(c)(e)	266	745,228

BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

Preferred Stocks	Shares	Value
India (continued)
Jasper Infotech Private Ltd., Series G, (Acquired 10/29/14, cost $741,913), 0.00% (b)(c)(e)	88	$301,377

		1,046,605
United States — 1.5%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, cost $3,118,944), 0.00% (b)(c)(e)	508,800	2,884,896
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $3,845,800), 0.00% (b)(c)(e)	247,908	12,246,655

		15,131,551
Total Preferred Stocks — 1.6%		16,178,156
Total Long-Term Investments (Cost — $965,693,724) — 99.9%		993,880,375

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (f)(g)	6,787,805	$6,787,805
Total Short-Term Securities (Cost — $6,787,805) — 0.7%		6,787,805
Total Investments Before Options Written (Cost — $972,481,529) — 100.6%		1,000,668,180
Options Written (Premiums Received — $6,911,049) — (1.0)%		(9,893,608)
Total Investments, Net of Options Written (Cost — $965,570,480) — 99.6%		990,774,572
Other Assets Less Liabilities — 0.4%		3,903,068

Net Assets — 100.0%		$994,677,640

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Non-income producing security.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $20,134,014 and an original cost of $15,056,813, which was 2.0% of its net assets.

(f)	Annualized 7-day yield as of period end.

(g)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock T-Fund, Institutional Class	11,863,116	(5,075,311)	6,787,805	$6,787,805	$106,472		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	32,561	[1]	—	—
Total				$6,787,805	$139,033		—	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
OTC	Over-the-Counter
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
Pfizer, Inc.	96	10/05/17	USD	33.55	USD	(343)	$(20,703)
Cisco Systems, Inc.	553	10/06/17	USD	32.00	USD	(1,860)	(90,416)
Johnson & Johnson	165	10/06/17	USD	133.00	USD	(2,145)	(1,650)
Pepsico, Inc.	171	10/06/17	USD	117.00	USD	(1,905)	(855)
Pfizer, Inc.	63	10/06/17	USD	34.00	USD	(225)	(11,025)
Procter & Gamble Co.	113	10/06/17	USD	92.50	USD	(1,028)	(734)
Pfizer, Inc.	170	10/12/17	USD	33.75	USD	(607)	(33,558)
Altria Group, Inc.	303	10/13/17	USD	65.25	USD	(1,922)	(6,636)
Cisco Systems, Inc.	822	10/13/17	USD	32.00	USD	(2,764)	(136,041)
International Paper Co.	572	10/13/17	USD	56.00	USD	(3,250)	(71,786)
Johnson & Johnson	164	10/13/17	USD	133.00	USD	(2,132)	(3,280)
Microsoft Corp.	226	10/13/17	USD	75.50	USD	(1,683)	(8,136)
Procter & Gamble Co.	228	10/13/17	USD	93.00	USD	(2,074)	(2,736)
United Technologies Corp.	245	10/13/17	USD	122.00	USD	(2,844)	(3,430)
AbbVie, Inc.	438	10/20/17	USD	75.45	USD	(3,892)	(566,978)
Altria Group, Inc.	1,326	10/20/17	USD	65.00	USD	(8,409)	(55,692)
Cisco Systems, Inc.	692	10/20/17	USD	31.00	USD	(2,327)	(181,650)
Coca-Cola Co.	174	10/20/17	USD	45.60	USD	(783)	(3,805)
Genuine Parts Co.	633	10/20/17	USD	87.50	USD	(6,055)	(525,390)
H&R Black, Inc.	1,738	10/20/17	USD	27.00	USD	(4,602)	(60,830)
International Paper Co.	190	10/20/17	USD	57.50	USD	(1,080)	(11,495)
M&T Bank Corp.	226	10/20/17	USD	165.00	USD	(3,640)	(31,075)
M&T Bank Corp.	200	10/20/17	USD	155.00	USD	(3,221)	(144,000)
Microsoft Corp.	333	10/20/17	USD	72.50	USD	(2,481)	(78,921)
Pepsico, Inc.	317	10/20/17	USD	113.00	USD	(3,532)	(25,677)
Pfizer, Inc.	479	10/20/17	USD	34.00	USD	(1,710)	(84,783)
Philip Morris International, Inc.	480	10/20/17	USD	115.75	USD	(5,328)	(13,729)
Procter & Gamble Co.	114	10/20/17	USD	92.50	USD	(1,037)	(4,560)
Wells Fargo & Co.	85	10/20/17	USD	50.00	USD	(469)	(44,838)
3M Co.	88	10/27/17	USD	215.00	USD	(1,847)	(14,828)
3M Co.	88	10/27/17	USD	217.50	USD	(1,847)	(9,020)
AbbVie, Inc.	81	10/27/17	USD	87.00	USD	(720)	(26,001)
Altria Group, Inc.	714	10/27/17	USD	64.50	USD	(4,528)	(54,621)
Cisco Systems, Inc.	492	10/27/17	USD	32.50	USD	(1,655)	(56,826)
International Paper Co.	574	10/27/17	USD	55.00	USD	(3,261)	(142,065)
Microsoft Corp.	217	10/27/17	USD	74.00	USD	(1,616)	(43,509)

BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Pfizer, Inc.	364	10/27/17	USD	35.50	USD	(1,299)	$(22,750)
Procter & Gamble Co.	79	10/27/17	USD	95.00	USD	(719)	(1,106)
U.S. Bancorp	74	10/27/17	USD	52.00	USD	(397)	(15,429)
United Parcel Service, Class B	206	10/27/17	USD	118.00	USD	(2,474)	(70,040)
United Parcel Service, Inc., Class BL	247	10/27/17	USD	119.00	USD	(2,966)	(65,579)
United Technologies Corp.	245	10/27/17	USD	117.00	USD	(2,844)	(44,468)
Johnson & Johnson	425	11/01/17	USD	134.75	USD	(5,525)	(27,755)
3M Co.	212	11/03/17	USD	212.50	USD	(4,450)	(62,116)
AbbVie, Inc.	200	11/03/17	USD	87.50	USD	(1,777)	(63,300)
Cisco Systems, Inc.	79	11/03/17	USD	33.00	USD	(266)	(6,478)
Cisco Systems, Inc.	321	11/03/17	USD	33.50	USD	(1,080)	(16,852)
Coca-Cola Co.	589	11/03/17	USD	46.00	USD	(2,651)	(16,786)
U.S. Bancorp	616	11/03/17	USD	54.00	USD	(3,301)	(57,288)
International Paper Co.	382	11/10/17	USD	58.00	USD	(2,171)	(37,818)
Microsoft Corp.	216	11/10/17	USD	74.50	USD	(1,609)	(43,848)
United Technologies Corp.	251	11/10/17	USD	120.00	USD	(2,914)	(29,116)
Wells Fargo & Co.	533	11/10/17	USD	54.50	USD	(2,939)	(85,280)
Pfizer, Inc.	525	11/13/17	USD	35.40	USD	(1,874)	(38,326)
AT&T, Inc.	1,422	11/17/17	CAD	45.00	CAD	(6,382)	(72,368)
AbbVie, Inc.	200	11/17/17	USD	87.50	USD	(1,777)	(72,500)
Altria Group, Inc.	316	11/17/17	USD	64.01	USD	(2,004)	(44,672)
Cisco Systems, Inc.	691	11/17/17	USD	34.00	USD	(2,324)	(43,188)
Coca-Cola Co.	175	11/17/17	USD	46.00	USD	(788)	(6,737)
Coca-Cola Co.	196	11/17/17	USD	47.00	USD	(882)	(2,744)
Genuine Parts Co.	630	11/17/17	USD	87.50	USD	(6,026)	(548,100)
International Paper Co.	174	11/17/17	USD	57.50	USD	(989)	(22,359)
Johnson & Johnson	290	11/17/17	USD	135.00	USD	(3,770)	(22,185)
Microsoft Corp.	107	11/17/17	USD	77.50	USD	(797)	(8,988)
Pepsico, Inc.	171	11/17/17	USD	115.00	USD	(1,905)	(14,877)
Philip Morris International, Inc.	573	11/17/17	USD	115.00	USD	(6,361)	(63,030)
Procter & Gamble Co.	340	11/17/17	USD	92.50	USD	(3,093)	(28,220)
U.S. Bancorp	232	11/17/17	USD	52.50	USD	(1,243)	(45,704)
U.S. Bancorp	319	11/17/17	USD	55.00	USD	(1,710)	(21,852)
Wells Fargo & Co.	93	11/17/17	USD	52.50	USD	(513)	(29,295)
Wells Fargo & Co.	533	12/15/17	USD	55.00	USD	(2,939)73	(95,940)
Total							$(4,418,373)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ansell Ltd.	Citibank N.A.	54,000	10/04/17	AUD	22.74	AUD	(1,206)	$(4,920)
bpost SA	Morgan Stanley & Co. International PLC	36,700	10/04/17	EUR	23.64	EUR	923	(66,141)
Sonic Healthcare Ltd.	UBS AG	114,800	10/04/17	AUD	22.52	AUD	(2,405)	—
Rogers Communications, Inc., Class B	Deutsche Bank AG	104,000	10/05/17	CAD	64.80	CAD	(6,691)	(27,191)
AMC Entertainment Holdings, Inc.	Citibank N.A.	85,500	10/11/17	AUD	16.18	AUD	1,304	(602)
ANTA Sports Products Ltd.	UBS AG	577,000	10/11/17	HKD	32.60	HKD	18,954	(84,683)
Ansell Ltd.	UBS AG	71,000	10/11/17	AUD	21.64	AUD	1,586	(43,369)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	71,700	10/11/17	JPY	3,760.43	JPY	264,397	(9,689)

4	BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sands China Ltd.	Goldman Sachs International	547,600	10/11/17	HKD	35.31	HKD	22,375	$(389,583)
bpost SA	Goldman Sachs International	25,800	10/11/17	EUR	24.13	EUR	649	(32,473)
Svenska Handelsbanken AB, Class A	Goldman Sachs International	225,200	10/17/17	SEK	116.62	SEK	27,713	(188,977)
Heico Corp.	Goldman Sachs International	32,100	10/18/17	EUR	87.70	EUR	2,687	(3,081)
KONE Oyj	Morgan Stanley & Co. International PLC	50,300	10/18/17	EUR	45.71	EUR	2,256	(21,664)
Llyods Banking Group PLC	Goldman Sachs International	2,312,500	10/18/17	GBP	0.63	GBP	1,573	(142,307)
Nestle SA	Bank of America N.A.	73,100	10/18/17	CHF	81.10	CHF	5,942	(96,585)
Novan, Inc.	Goldman Sachs International	157,900	10/18/17	CHF	80.52	CHF	13,115	(464,274)
Novo Nordisk A/S	Goldman Sachs International	61,400	10/18/17	DKK	303.49	DKK	18,587	(52,430)
Taiwan Semiconductor Manufacturing Co. Ltd.	Deutsche Bank AG	1,097,000	10/18/17	USD	218.09	USD	238,257	(64,778)
Unilever PLC	Goldman Sachs International	139,300	10/18/17	GBP	45.19	GBP	6,016	(16,743)
Unilever PLC	Goldman Sachs International	15,000	10/18/17	GBP	45.52	GBP	648	(1,196)
bpost SA	Goldman Sachs International	20,800	10/18/17	EUR	23.75	EUR	523	(36,009)
AT&T	UBS AG	109,300	10/19/17	CAD	45.38	CAD	4,905	(21,118)
GlaxoSmithKline PLC	Goldman Sachs International	383,800	10/19/17	GBP	15.15	GBP	5,726	(56,512)
Heico Corp.	Goldman Sachs International	20,670	10/19/17	EUR	84.71	EUR	1,730	(14,016)
KONE Oyj	Goldman Sachs International	40,000	10/19/17	EUR	47.03	EUR	1,794	(3,895)
Llyods Banking Group PLC	Goldman Sachs International	1,925,000	10/19/17	GBP	0.66	GBP	1,309	(48,322)
AstraZeneca PLC	Goldman Sachs International	120,000	10/24/17	GBP	48.56	GBP	5,956	(264,355)
Banco Santander SA	Goldman Sachs International	36,800	10/25/17	EUR	84.33	EUR	3,100	(51,679)
Far Eastone Telecommunications Co. Ltd.	Goldman Sachs International	330,000	10/25/17	USD	74.32	USD	23,810	(2,808)
Imperial Brands PLC	Goldman Sachs International	101,300	10/25/17	GBP	33.37	GBP	3,226	(40,593)
Rogers Corp.	Goldman Sachs International	10,800	10/25/17	CHF	244.03	CHF	2,673	(66,119)
Novo Nordisk A/S	Goldman Sachs International	50,500	10/26/17	DKK	306.12	DKK	15,287	(33,137)
Rogers Communication, Inc.	Deutsche Bank AG	57,800	10/30/17	CAD	65.34	CAD	3,719	(34,424)
Banco Santander SA	Goldman Sachs International	53,000	10/31/17	EUR	82.77	EUR	4,464	(143,478)
Imperial Brands PLC	Credit Suisse International	129,300	10/31/17	GBP	33.53	GBP	4,118	(56,459)
Japan Tobacco, Inc.	Morgan Stanley & Co. International PLC	130,000	10/31/17	JPY	3,767.35	JPY	479,382	(39,377)
KONE Oyj	Morgan Stanley & Co. International PLC	35,500	10/31/17	EUR	48.53	EUR	1,592	(1,660)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	1,200	10/31/17	CHF	2,305.20	CHF	2,790	(67,359)
bpost SA	Morgan Stanley & Co. International PLC	20,800	10/31/17	EUR	24.67	EUR	523	(16,437)
Digital Power Corp.	Goldman Sachs International	115,300	11/01/17	EUR	37.04	EUR	4,348	(156,409)
Citizens Financial Group, Inc.	Barclays Bank PLC	71,300	11/02/17	USD	33.89	USD	2,700	(288,327)
Digital Power Corp.	Goldman Sachs International	147,200	11/02/17	EUR	36.81	EUR	5,551	(237,688)
bpost SA	Goldman Sachs International	16,000	11/07/17	EUR	24.78	EUR	403	(12,149)
AT&T	Citibank N.A.	81,300	11/08/17	CAD	45.26	CAD	3,649	(32,330)
Givaudan SA	Credit Suisse International	1,700	11/08/17	CHF	2,046.25	CHF	3,584	(140,997)
Imperial Brands PLC	Bank of America N.A.	129,300	11/08/17	GBP	33.01	GBP	4,118	(88,214)
Nestle SA	Goldman Sachs International	60,000	11/08/17	CHF	81.93	CHF	4,877	(70,509)
Sonic Healthcare Ltd.	UBS AG	71,200	11/08/17	AUD	22.10	AUD	1,492	(6,615)
AMC Entertainment Holdings, Inc.	Deutsche Bank AG	240,000	11/09/17	AUD	15.52	AUD	3,660	(51,233)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	482,000	11/09/17	HKD	34.55	HKD	15,834	(65,106)

BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
British American Tobacco PLC	UBS AG	135,800	11/09/17	GBP	47.74	GBP	6,345	$(139,074)
Diageo PLC	Goldman Sachs International	103,600	11/09/17	GBP	26.19	GBP	2,542	(10,285)
Givaudan SA	Goldman Sachs International	1,500	11/09/17	CHF	2,071.31	CHF	3,162	(95,557)
KONE Oyj	UBS AG	40,000	11/09/17	EUR	46.78	EUR	1,794	(24,657)
SGS SA, Registered Shares	Goldman Sachs International	1,000	11/09/17	CHF	2,273.31	CHF	2,325	(78,921)
Svenska Handelsbanken AB, Class A	Goldman Sachs International	187,000	11/09/17	SEK	117.50	SEK	23,012	(144,570)
bpost SA	Goldman Sachs International	16,000	11/09/17	EUR	24.78	EUR	403	(12,339)
Anheuser-Busch InBev SA	Credit Suisse International	33,300	11/10/17	EUR	99.92	EUR	3,368	(136,913)
Citizens Financial Group, Inc.	Barclays Bank PLC	59,500	11/10/17	USD	38.05	USD	2,253	(60,284)
AstraZeneca PLC	Goldman Sachs International	90,100	11/15/17	GBP	49.78	GBP	4,472	(171,669)
British American Tobacco PLC	UBS AG	135,800	11/15/17	GBP	47.74	GBP	6,345	(149,334)
Diageo PLC	Morgan Stanley & Co. International PLC	99,300	11/15/17	GBP	24.51	GBP	2,437	(81,047)
bpost SA	HSBC Bank PLC	26,000	11/15/17	EUR	25.65	EUR	654	(7,728)
Ansell Ltd.	Deutsche Bank AG	62,500	11/16/17	AUD	22.66	AUD	1,396	(30,685)
Banco Santander SA	Goldman Sachs International	52,800	11/16/17	EUR	84.86	EUR	4,447	(93,656)
Far Eastone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.	374,000	11/16/17	USD	73.18	USD	26,984	(9,859)
Japan Tobacco, Inc.	Morgan Stanley & Co. International PLC	100,900	11/16/17	JPY	3,773.54	JPY	372,074	(41,350)
Japan Tobacco, Inc.	UBS AG	11,300	11/16/17	JPY	3,729.45	JPY	41,669	(6,208)
Rogers Corp.	Morgan Stanley & Co. International PLC	20,000	11/16/17	CHF	251.74	CHF	4,951	(67,521)
Sands China Ltd.	JPMorgan Chase Bank N.A.	456,400	11/16/17	HKD	40.21	HKD	18,649	(111,485)
Sonic Healthcare Ltd.	Deutsche Bank AG	137,600	11/16/17	AUD	21.85	AUD	2,883	(22,622)
Rogers Communication, Inc.	Morgan Stanley & Co. International PLC	80,000	11/20/17	CAD	64.86	CAD	5,147	(79,739)
Ansell Ltd.	Deutsche Bank AG	62,500	11/30/17	AUD	22.96	AUD	1,396	(26,773)
Anheuser-Busch InBev SA	Goldman Sachs International	7,900	12/01/17	EUR	104.22	EUR	799	(14,939)
Total								$(5,475,235)

6	BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$29,196,129	—	$29,196,129
Belgium	—	22,178,648	—	22,178,648
Canada	$55,551,863	—	—	55,551,863
China	10,113,709	—	—	10,113,709
Denmark	—	12,232,863	—	12,232,863
Finland	—	19,980,419	—	19,980,419
France	—	32,259,678	—	32,259,678
Germany	—	26,593,819	—	26,593,819
Hong Kong	—	11,935,087	—	11,935,087
Japan	—	23,375,512	—	23,375,512
Netherlands	—	11,876,474	—	11,876,474
Sweden	—	14,157,006	—	14,157,006
Switzerland	—	102,162,012	—	102,162,012
Taiwan	—	25,716,746	—	25,716,746
United Kingdom	—	161,500,669	—	161,500,669
United States	414,915,701	—	$3,955,884	418,871,585
Preferred Stocks	—	—	16,178,156	16,178,156
Short-Term Securities	6,787,805	—	—	6,787,805

Total	$487,369,078	$493,165,062	$20,134,040	$1,000,668,180

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	(3,661,355)	(6,232,253)	—	(9,893,608)

[1] Derivative financial instruments are options written, which are shown at value.

BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Enhanced Global Dividend Trust (BOE)

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$(16,689,746)	$16,689,746	—

[1] External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2016	$4,421,995	$24,994,450	$29,416,445
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(466,111)	(8,816,294)	(9,282,405)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2017	$3,955,884	$16,178,156	$20,134,040

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[1]	$(466,111)	$(8,816,294)	$(9,282,405)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

8	BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Enhanced Global Dividend Trust (BOE)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approaches	Unobservable Inputs	Range of unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$3,955,884	Market	Tangible Book Value Multiple[1]	1.75x	—
Preferred Stocks	16,178,156	Market	Revenue Multiple[1]	11.50x — 12.25x	12.10x
			Revenue Growth Rate[1]	39%	—
			Time to Exit[2]	1 year	—
			Volatility[1]	30%	—

Total	$20,134,040

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK ENHANCED GLOBAL DIVIDEND TRUST	SEPTEMBER 30, 2017	9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Global Dividend Trust (Formerly Blackrock Global Opportunities Equity Trust)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust (Formerly Blackrock Global Opportunities Equity Trust)

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust (Formerly Blackrock Global Opportunities Equity Trust)

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Global Dividend Trust (Formerly Blackrock Global Opportunities Equity Trust)

Date: November 20, 2017